Share-based payments (Details 1)	12 Months Ended
	Dec. 31, 2022 shares R$ / shares	Dec. 31, 2021 shares R$ / shares
IfrsStatementLineItems [Line Items]
Options granted | shares | shares	18,131,971
Options granted | shares | R$ / shares	R$ 13.00
Number of options exercisable at ending | shares | shares	5,166,147	6,407,403
Number of options exercisable at ending | shares | R$ / shares	R$ 14.64	R$ 12.62
Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Options outstanding at beginning | shares | shares	7,432,661	7,529,612
Options outstanding at beginning | shares | R$ / shares	R$ 12.90	R$ 11.59
Options granted | shares | shares	4,168,040	658,189
Options granted | shares | R$ / shares	R$ 10.26	R$ 21.05
Options exercised | shares | shares	(207,179)	(140,718)
Options exercised | shares | R$ / shares	R$ 4.52	R$ 6.96
Options canceled and adjustments in estimated prescribed rights | shares | shares	(3,320,757)	(614,422)
Options canceled and adjustments in estimated prescribed rights | shares | R$ / shares	R$ 20.78	R$ 20.79
Options outstanding at beginning | shares | shares	8,072,765	7,432,661
Options outstanding at beginning | shares | R$ / shares	R$ 13.00	R$ 12.90